Summary of Activity of Stock Option in Two Thousand Nineteen Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share options (common share equivalents)
Beginning Balance	1,807,665	1,703,908	1,524,677
Options granted during the period	0	250,000	241,500
Options exercised during the period	(113,960)	(13,014)	(15,259)
Options expired during the period	(130,711)	(113,917)	(9,552)
Options forfeited during the period	(33,968)	(19,312)	(37,458)
Ending Balance	1,529,026	1,807,665	1,703,908
Options exercisable at period end	1,189,058
Options vested and expected to vest at period end	1,510,274
Weighted average exercise price
Beginning Balance	$ 19.76	$ 21.44	$ 22.88
Options granted during the period		9.14	11.15
Options exercised during the period	11.36	9.70	8.49
Options expired during the period	26.14	23.73	25.77
Options forfeited during the period	12.40	14.08	17.61
Ending Balance	19.90	$ 19.76	$ 21.44
Options exercisable at period end	22.21
Options vested and expected to vest at period end	$ 20.01